Fixed assets - Gains (losses) on disposal of fixed assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets and property, plant and equipment [abstract]
Transfer price	€ 163	€ 444	€ 610
Net book value of assets sold	(111)	(223)	(307)
Proceeds from the disposal of fixed assets	€ 52	€ 221	€ 303